Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Statement [Abstract]
Revenues	$ 8,622,100	$ 27,448,400	$ 25,220,500	$ 13,018,550
Cost of revenues	(1,063,296)	(14,352,837)	(18,432,805)	(10,871,639)
Gross profit	7,558,804	13,095,563	6,787,695	2,146,911
Operating expenses
Selling and marketing expenses	(453,208)	(1,369,601)	(1,316,611)	(797,235)
General and administrative expenses	(120,503)	(348,709)	(424,438)	(349,117)
Total operating expenses	(573,711)	(1,718,310)	(1,741,049)	(1,146,352)
Income from operations	6,985,093	11,377,253	5,046,646	1,000,559
Other income
Other expenses			(1,033)	(1,807)
Other income	879	1,529
Total other income	879	1,529	(1,033)	(1,807)
Income before income taxes	6,985,972	11,378,782	5,045,613	998,752
Income taxes	(1,676,633)	(2,730,908)	(1,210,947)	(182,836)
Net income and comprehensive income	$ 5,309,339	$ 8,647,874	$ 3,834,666	$ 815,916